PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
Voya Index Solution 2025 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 43.1%
1,253,593  Schwab U.S. TIPS
ETF
$ 65,387,411
6.0
369,187  Vanguard Long-Term
Treasury ETF
21,870,638
2.0
420,333  Vanguard Short-Term
Corporate Bond ETF
32,495,944
3.0
6,692,998
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
326,378,693
30.1
608,820  Xtrackers USD High
Yield Corporate Bond
ETF
21,740,962
2.0
Total Exchange-Traded
Funds
(Cost $473,528,283)
467,873,648
43.1
MUTUAL FUNDS : 56.7%
Affiliated Investment Companies : 56.7%
6,132,691  Voya U.S. Bond Index
Portfolio - Class I
55,500,854
5.1
1,931,112
(2)
Voya VACS Index
Series Emerging
Markets Portfolio
21,763,632
2.0
11,885,958
(2)
Voya VACS Index
Series I Portfolio
137,045,094
12.6
2,825,033
(2)
Voya VACS Index
Series MC Portfolio
33,363,634
3.1
26,386,480
(2)
Voya VACS Index
Series S Portfolio
346,454,486
31.9
1,911,612
(2)
Voya VACS Index
Series SC Portfolio
22,098,233
2.0
Total Mutual Funds
(Cost $508,674,243)
616,225,933
56.7
Total Long-Term
Investments
(Cost $982,202,526)
1,084,099,581
99.8
Total Investments in
Securities
(Cost $982,202,526) $ 1,084,099,581 99.8
Assets in Excess of
Other Liabilities 1,941,444 0.2
Net Assets $ 1,086,041,025 100.0
(1)
Investment in affiliate.
(2)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
2
Voya Index Solution 2025 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 467,873,648 $ — $ — $ 467,873,648
Mutual Funds 616,225,933 — — 616,225,933
Total Investments, at fair value $ 1,084,099,581 $ — $ — $ 1,084,099,581
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya U.S. Bond Index Portfolio -
Class I
$ 66,233,658 $ 19,627,838 $ (29,532,059) $ (828,583) $ 55,500,854 $ 656,228 $ (469,337) $ —
Voya VACS Index Series Emerging
Markets Portfolio
32,410,034 840,074 (11,232,043) (254,433) 21,763,632 — 222,784 —
Voya VACS Index Series I Portfolio
138,961,641 766,680 (9,325,195) 6,641,968 137,045,094 — 966,250 —
Voya VACS Index Series MC
Portfolio
33,641,966 184,003 (2,837,196) 2,374,861 33,363,634 — 310,133 —
Voya VACS Index Series S
Portfolio
352,444,133 11,431,576 (42,223,562) 24,802,339 346,454,486 — 10,442,696 —
Voya VACS Index Series SC
Portfolio
22,929,646 122,669 (1,821,769) 867,687 22,098,233 — 157,806 —
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
304,738,145 25,779,020 — (4,138,472) 326,378,693 3,079,915 — —
$ 951,359,223 $ 58,751,860 $ (96,971,824) $ 29,465,367 $ 942,604,626 $ 3,736,143 $ 11,630,332 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 109,357,762
Gross Unrealized Depreciation (7,460,707)
Net Unrealized Appreciation $ 101,897,055